Balance Sheet Components	12 Months Ended
Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components
Note 5. Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2022	2021
Leasehold improvements	$7,052	$7,052
Lab equipment	7,515	6,881
Furniture and office equipment	299	309
Computer equipment	119	93

Total property and equipment	14,985	14,335
Less: accumulated depreciation	(11,355)	(9,541)

Property and equipment, net	$3,630	$4,794

Depreciation expenses for the years ended December 31, 2022 and 2021 was $2.0 million and $2.1 million, respectively.

Accrued and Other Liabilities
Accrued and other liabilities consist of the following (in thousands):

	December 31,
	2022	2021
Accrued payroll and related expenses	$3,964	$2,887
Accrued research and development expenses	1,665	3,666
Accrued professional service fees	638	1,520
Liability for early exercised stock options	89	205
Other	492	384

Accrued and other liabilities	$6,848	$8,662